                               Royce Value Trust

                             Royce Micro-Cap Trust

                               Royce Global Trust



                              Financial Statements
                               December 31, 1996

ROYCE VALUE TRUST, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1996
--------------------------------------------------------------------------------

COMMON STOCKS - 89.8%

                                        Shares        Value
CONSUMER PRODUCTS - 14.3%
`D'Allen Organ Company Cl. B.........     79,169   $  3,146,968
Burnham Corporation Cl. A............     24,300        716,850
Burnham Corporation Cl. B............     18,000        531,000
Conso Products Co.*..................    117,375      1,511,203
Ethan Allen Interiors Inc. ..........     67,500      2,598,750
Farmer Bros. Co. ....................     22,000      3,344,000
First Years Inc. ....................    123,872      2,012,920
Flexsteel Industries, Inc. ..........     91,400      1,188,200
Garan Incorporated...................     99,400      1,925,875
Golden Enterprises, Inc. ............     30,000        232,500
Hershey Creamery Company.............        643      1,089,885
J & J Snack Foods Corp.*.............     52,200        704,700
Johnson Worldwide Associates, Inc.
  Cl. A..............................    173,300      2,296,225
Juno Lighting, Inc. .................    191,900      3,070,400
K-Swiss Inc. Cl. A...................    177,900      1,756,762
La-Z-Boy Inc. .......................      9,400        277,300
Lazare Kaplan International, Inc.*...    116,100      1,988,213
Lifetime Hoan Corporation*...........    193,336      2,271,698
Marisa Christina, Incorporated*......    124,200      1,024,650
Matthews International Corporation
  Cl. A..............................     54,700      1,545,275
Midwest Grain Products, Inc.*........    192,000      3,264,000
National Presto Industries, Inc. ....     52,800      1,973,400
Oshkosh B'Gosh, Inc. Cl. A...........     15,900        242,475
The Rival Company....................     64,900      1,614,387
Russ Berrie and Company, Inc. .......     30,700        552,600
Seaboard Corporation.................      4,050      1,077,300
SEATTLE FILMWORKS, Inc.*.............     84,525      1,722,197
Skyline Corporation..................    115,700      2,863,575
The L. S. Starrett Company Cl. A.....     80,700      2,289,862
Steck-Vaughn Publishing
  Corporation*.......................     55,919        643,069
Sturm, Ruger & Company, Inc. ........    117,800      2,282,375
Thomaston Mills, Inc. Cl. A..........    160,400      1,804,500
Thor Industries, Inc. ...............    128,600      3,247,150
The Topps Company, Inc.*.............    353,100      1,412,400
Velcro Industries N.V. ..............     52,600      3,287,500
WLR Foods, Inc. .....................     20,000        247,500
Weyco Group, Inc. ...................     30,200      1,215,550
                                                   ------------
                                                     62,973,214
                                                   ------------

CONSUMER SERVICES - 2.4%
Atlantic Southeast Airlines, Inc. ...     35,700        780,938
Bowl America Incorporated Cl. A......     55,100        365,038
Comair Holdings, Inc. ...............     81,000      1,944,000
Jenny Craig, Inc.*...................    103,900        922,112
Grey Advertising Inc. ...............     13,417      3,394,501

                                        Shares        Value
International Dairy Queen, Inc.
  Cl.A*..............................    101,200   $  2,024,000
MovieFone, Inc. Cl. A*...............     98,300        430,062
True North Communications Inc. ......     42,000        918,750
                                                   ------------
                                                     10,779,401
                                                   ------------

FINANCIAL INTERMEDIARIES - 14.0%
Alleghany Corporation*...............     10,103      2,141,836
ALLIED Group, Inc. ..................     94,125      3,070,828
ALLIED Life Financial Corporation....     94,000      1,645,000
BHI Corporation......................     46,100        919,119
Baker, Fentress & Company............     66,102      1,115,471
Baldwin & Lyons, Inc. Cl. B..........    126,000      2,315,250
W. R. Berkley Corp. .................      8,500        431,375
Capitol Transamerica Corporation.....     86,650      2,664,487
The Commerce Group, Inc. ............    126,718      3,199,629
County Bank Corp. ...................      5,000        200,000
Fidelity National Financial, Inc. ...     48,400        732,050
The First National Bank of
  Anchorage..........................        215        345,075
Fremont General Corporation..........     67,750      2,100,250
Gryphon Holdings Inc.*...............    127,000      1,793,875
Independence Holding Company.........     56,664        435,605
Intercargo Corporation...............    131,100      1,122,544
Keystone Heritage Group, Inc. .......     27,615        635,145
Lawyers Title Corporation............     82,500      1,619,062
Leucadia National Corporation........    104,900      2,806,075
MAIC Holdings, Inc.*.................     38,110      1,290,976
Markel Corporation*..................      4,200        378,000
THE MECHANICS BANK...................        200      1,440,000
NYMAGIC, INC. .......................     47,700        858,600
National Bancorp of Alaska, Inc. ....     39,270      2,689,995
Nobel Insurance Limited..............    119,500      1,501,219
Oriental Bank and Trust..............     54,720      1,142,280
Orion Capital Corporation............     44,687      2,731,493
PXRE Corporation.....................    178,711      4,423,085
Pennsylvania Manufacturers
  Corporation Cl. A..................    196,100      3,088,575
Piper Jaffray Companies Inc. ........     74,400      1,162,500
RLI Corp. ...........................     19,250        642,469
Reliance Group Holdings, Inc. .......     15,356         37,008
Titan Holdings, Inc. ................     38,587        636,685
Trenwick Group Inc. .................     58,500      2,705,625
Wesco Financial Corporation..........     21,500      4,020,500
Zenith National Insurance Corp. .....    139,200      3,810,600
                                                   ------------
                                                     61,852,286
                                                   ------------

ROYCE VALUE TRUST, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                        Shares        Value
FINANCIAL SERVICES - 6.1%
E.W. Blanch Holdings, Inc. ..........     92,100   $  1,853,513
Comdisco, Inc. ......................     63,950      2,030,412
Crawford & Company Cl. A.............    100,100      2,164,662
Crawford & Company Cl. B.............     50,200      1,148,325
Eaton Vance Corp. ...................     65,100      3,100,387
Arthur J. Gallagher & Co. ...........     96,900      3,003,900
Hilb, Rogal & Hamilton Company.......    202,475      2,682,794
Investors Financial Services
  Corporation........................     39,059      1,083,887
Investors Financial Services
  Corporation Cl. A..................      8,989        249,445
The John Nuveen Company..............     21,400        567,100
New England Investment Companies,
  L.P. ..............................     59,500      1,442,875
Phoenix Duff & Phelps Corporation....    157,900      1,125,038
The Pioneer Group, Inc. .............    107,200      2,546,000
Poe & Brown, Inc. ...................     12,712        336,868
U.S. Global Investors Inc. Cl. A*....    249,205        591,862
Willis Corroon Group plc**...........    265,200      3,049,800
                                                   ------------
                                                     26,976,868
                                                   ------------
HEALTH - 1.5%
Diagnostic Products Corporation......     25,200        652,050
Haemonetics Corporation*.............    180,700      3,410,713
Life Technologies, Inc. .............     65,850      1,646,250
Spacelabs Medical, Inc.*.............     47,200        967,600
                                                   ------------
                                                      6,676,613
                                                   ------------
INDUSTRIAL PRODUCTS - 21.2%
American Filtrona Corporation........     50,500      2,139,938
Ameron International Corporation.....     27,000      1,393,875
Art's-Way Manufacturing Co., Inc.*...     45,000        213,750
Ash Grove Cement Company Cl. B.......     77,518      4,399,147
BHA Group, Inc. .....................     47,190        760,939
Baldor Electric Company..............     16,500        406,313
Blessings Corporation................    160,900      1,498,381
W. H. Brady Co. Cl. A................     83,100      2,046,337
Cascade Corp. .......................     47,000        757,875
Central Steel & Wire Company.........      3,081      1,771,575
Chemfab Corporation*.................    132,219      1,851,066
CLARCOR Inc. ........................     19,700        435,862
ConBraCo Industries, Inc. ...........      2,300      1,000,500
Curtiss-Wright Corporation...........     56,300      2,836,112
Decker Manufacturing Corporation.....      6,022        246,902
Delta Woodside Industries, Inc. .....    106,500        678,938
Fab Industries, Inc. ................     98,000      2,695,000
                                        Shares        Value
Federal Signal Corporation...........      9,000   $    232,875
`D'General Builders Corporation*.....     73,645         46,028
P. H. Glatfelter Company.............    111,900      2,014,200
Gorman-Rupp Company..................     24,800        337,900
Hawkins Chemical, Inc. ..............    124,969        890,404
Hirsch International Corp. Cl. A*....     15,625        289,063
International Aluminum Corporation...     68,600      1,749,300
Kaman Corporation Cl. A..............     11,700        152,100
Kaydon Corporation...................     70,700      3,331,738
Kimball International, Inc. Cl. B....     85,900      3,554,112
Knape & Vogt Manufacturing Company...     79,750      1,315,875
LeaRonal, Inc. ......................     49,650      1,141,950
Lilly Industries, Inc. Cl. A.........    203,483      3,713,565
The Lincoln Electric Company.........     21,990        722,921
The Lincoln Electric Company Cl. A...     63,900      1,932,975
Liqui-Box Corporation................     52,878      1,718,535
MacDermid, Incorporated..............    118,777      3,266,367
Mine Safety Appliances Company.......     29,700      1,581,525
Paul Mueller Company.................     53,200      1,995,000
Nordson Corporation..................     26,700      1,702,125
Oil-Dri Corporation of America.......     37,600        564,000
Oregon Steel Mills, Inc. ............     83,800      1,403,650
Oshkosh Truck Corporation Cl. B......    121,600      1,292,000
Peerless Mfg. Co. ...................     57,800        722,500
Penn Engineering and Manufacturing
  Inc. ..............................    132,600      2,718,300
Penn Engineering and Manufacturing
  Corp. Cl. A........................     32,300        670,225
Preformed Line Products Company......     41,300      1,621,025
Puerto Rican Cement Company, Inc. ...     94,900      2,965,625
Quaker Chemical Corporation..........     92,450      1,513,869
Robroy Industries, Inc. Cl. A........     51,270        961,313
Shorewood Packaging Corporation*.....     77,600      1,513,200
Simpson Manufacturing Co., Inc.*.....    126,700      2,914,100
Sinter Metals, Inc. Cl. A*...........     49,500      1,472,625
The Standard Register Company........    165,300      5,372,250
Tecumseh Products Company Cl. A......     33,300      1,910,587
Thermal Industries, Inc. ............     42,586        511,032
Unifi, Inc. .........................     47,000      1,509,875
United Screw and Bolt Corporation....      4,308        308,022
Versa Technologies, Inc. ............     78,200      1,016,600
Wellman, Inc. .......................     25,000        428,125
Woodward Governor Company............     31,700      4,184,400

ROYCE VALUE TRUST, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                        Shares        Value
INDUSTRIAL PRODUCTS - (continued)
Zero Corporation.....................     70,800   $  1,416,000
                                                   ------------
                                                     93,810,391
                                                   ------------

INDUSTRIAL SERVICES - 9.6%
Aceto Corporation....................     33,340        464,676
Air Express International
  Corporation........................     64,712      2,086,962
Arnold Industries, Inc. .............    210,648      3,344,037
Guy F. Atkinson Company of
  California*........................     97,200      1,020,600
Bowne & Co., Inc. ...................     43,600      1,073,650
Dames & Moore........................     38,300        560,137
Devon Group, Inc.*...................      5,000        137,500
Ennis Business Forms, Inc. ..........    204,000      2,295,000
FCA International Ltd.*..............    194,500        305,126
Fisher Companies Inc. ...............      7,368        722,064
Frozen Food Express
  Industries, Inc. ..................    239,935      2,159,415
Gulfmark International Inc.*.........     19,200      1,113,600
The Harper Group.....................    125,825      2,988,344
Insituform Technologies, Inc.*.......     64,600        476,425
JOULE Inc.*..........................     70,350        255,019
Kenan Transport Company..............     40,500        799,875
Lawson Products, Inc. ...............     40,300        881,563
Lufkin Industries, Inc. .............     88,700      2,217,500
Merrill Corporation..................     99,800      2,295,400
New England Business
  Service, Inc. .....................    108,000      2,322,000
Nichols Research Corporation*........     13,950        355,725
Perini Corporation*..................     75,800        592,187
Plenum Publishing Corporation........     77,600      2,716,000
Rykoff-Sexton, Inc. .................    135,400      2,149,475
Stone & Webster, Inc. ...............     52,600      1,656,900
TBC Corporation*.....................    262,500      1,968,750
Treadco, Inc. .......................     99,400      1,043,700
The Turner Corporation*..............     59,800        612,950
The Union Corporation*...............      9,700        221,887
Vallen Corporation*..................    199,329      3,313,845
                                                   ------------
                                                     42,150,312
                                                   ------------
NATURAL RESOURCES - 4.8%
Alico, Inc. .........................     92,700      1,738,125
Avatar Holdings Inc.*................     26,425        845,600
Belden & Blake Corporation*..........     50,000      1,275,000
Tom Brown, Inc.*.....................     47,000        981,125
CalMat Co. ..........................    189,400      3,551,250
Consolidated-Tomoka Land Co. ........      7,800        129,675
Devon Energy Corporation.............     31,400      1,091,150
FRP Properties, Inc.*................    119,900      3,057,450
Florida Rock Industries, Inc. .......    126,300      4,136,325
MK Gold Company*.....................    188,200        282,300

                                        Shares        Value
The Newhall Land and Farming
  Company............................    154,700   $  2,610,562
Pegasus Gold Inc.*...................     10,000         75,625
Toreador Royalty Corporation*........     97,100        242,750
Vornado Realty Trust.................     21,450      1,126,125
                                                   ------------
                                                     21,143,062
                                                   ------------
RETAIL - 5.2%
J. Baker, Inc. ......................     13,000         69,063
Blair Corporation....................     53,100      1,022,175
The Buckle, Inc.*....................     22,300        557,500
Catherines Stores Corporation*.......    212,400      1,168,200
Cato Corporation Cl. A...............    133,700        668,500
Charming Shoppes, Inc.*..............    198,100      1,002,881
Claire's Stores, Inc. ...............     30,900        401,700
Deb Shops Inc. ......................    133,900        569,075
The Dress Barn, Inc.*................    233,500      3,502,500
Family Dollar Stores, Inc. ..........    104,900      2,137,338
Frederick's of Hollywood, Inc. Cl.
  A..................................     80,500        332,062
Frederick's of Hollywood, Inc. Cl.
  B..................................    182,296        751,971
Little Switzerland, Inc.*............    135,800        619,587
Mikasa, Inc.*........................     97,600      1,000,400
Pier 1 Imports, Inc. ................    154,405      2,721,388
Sotheby's Holdings, Inc. Cl. A.......    143,400      2,670,825
Stanhome Inc. .......................    136,900      3,627,850
                                                   ------------
                                                     22,823,015
                                                   ------------
TECHNOLOGY - 5.9%
Bell Industries, Inc.*...............     17,723        378,829
Communications Systems, Inc. ........     32,000        480,000
Digital Systems International,
  Inc.*..............................     10,000        160,000
Dionex Corporation*..................     32,400      1,134,000
Electroglas, Inc.*...................    139,200      2,244,600
Exar Corporation*....................    124,650      1,932,075
Giga-tronics Incorporated*...........     57,100        478,212
Hach Company.........................     15,000        285,000
IFR Systems, Inc.*...................     16,089        253,402
ILC Technology, Inc.*................     79,200      1,029,600
Integral Systems, Inc.*..............     26,300        736,400
Landauer Inc. .......................    117,100      2,868,950
MacNeal-Schwendler Corporation.......      9,400         74,025
Marshall Industries*.................    136,000      4,165,000
Modern Controls, Inc. ...............      7,300         76,650
National Computer Systems, Inc. .....    126,200      3,218,100
Newport Corporation..................     50,900        451,738
Phoenix Technologies Ltd.*...........     21,200        341,850
Richardson Electronics, Ltd. ........    173,500      1,431,375
`D'Sage Laboratories, Inc. ..........    104,000      1,339,000
Scitex Corporation Limited...........    199,300      1,893,350

ROYCE VALUE TRUST, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                        Shares        Value
TECHNOLOGY - (continued)
Technical Communications
  Corporation*.......................     49,800   $    659,850
Woodhead Industries, Inc. ...........     39,300        540,375
                                                   ------------
                                                     26,172,381
                                                   ------------
MISCELLANEOUS - 4.8%                                 21,323,078
                                                   ------------
Total Common Stocks
  (Cost $298,047,915)................               396,680,621
                                                   ------------

PREFERRED STOCK - 0.1%
Bird Corp. $1.85 Conv. (Cost
  $371,659)..........................     23,750        374,063
                                                   ------------

CORPORATE BONDS - 1.7%

                                      Principal
                                        Amount

Charming Shoppes, Inc. 7.50% Conv.
  Sub. Note due 7/15/06.............. $  250,000        246,250
Dixie Yarns, Inc. 7.00% Conv. Sub.
  Deb. due 5/15/12...................    824,000        655,080

                                      Principal
                                        Amount        Value
International Semi-Tech Corp. 0% Sr.
  Disc. Note due 8/15/03............. $5,758,000   $  3,742,700
Reliance Group Holdings, Inc. 9.00%
  Sr. Note due 11/15/00..............    314,000        323,420
Richardson Electronics, Ltd. 7.25%
  Conv. Sub. Deb. due 12/15/06.......  2,468,000      2,097,800
Shoney's, Inc. 0% Sub. Conv. Deb. due
  4/11/04............................  1,259,000        517,764
                                                   ------------
Total Corporate Bonds
  (Cost $6,852,481).............................      7,583,014
                                                   ------------
REPURCHASE AGREEMENT - 16.9%
State Street Bank and Trust Company, 4.90% due
  01/02/97, collateralized by U.S. Treasury
  Notes, 10.375% due 11/15/09 valued at
  $76,198,432
  (Cost $74,700,000)............................     74,700,000
                                                   ------------

TOTAL INVESTMENTS - 108.5% (COST
  $379,972,055).................................    479,337,698

LIABILITIES LESS CASH AND OTHER
  ASSETS - (8.5%)...............................    (37,501,026)
                                                   ------------

NET ASSETS - 100.0%.............................   $441,836,672
                                                   ------------
                                                   ------------

------------------------

 * Non-income producing.

** American Depository Receipt.

 `D' At December 31, 1996, the Fund owned 5% or more of the Company's outstanding shares thereby making the Company an affiliated person as that term is defined in the Investment Company Act of 1940.

INCOME TAX INFORMATION - The cost of total investments for federal income tax purposes was $380,019,451. At December 31, 1996, net unrealized appreciation for all securities was $99,318,247, consisting of aggregate gross unrealized appreciation of $112,592,800 and aggregate gross unrealized depreciation of $13,274,553.

    The accompanying notes are an integral part of the financial statements.

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Investments at value (identified cost $305,272,055)...............................................  $404,637,698
Repurchase agreement (at cost and value)..........................................................    74,700,000
Receivable for investments sold...................................................................     1,077,208
Receivable for dividends and interest.............................................................       758,195
Prepaid expenses and other assets.................................................................        67,035
                                                                                                    ------------
     Total Assets.................................................................................   481,240,136
                                                                                                    ------------
LIABILITIES:
Notes payable.....................................................................................    38,768,182
Payable for investments purchased.................................................................       377,923
Investment advisory fee payable...................................................................       132,882
Accrued expenses..................................................................................       124,477
                                                                                                    ------------
     Total Liabilities............................................................................    39,403,464
                                                                                                    ------------
     Net Assets...................................................................................  $441,836,672
                                                                                                    ------------
                                                                                                    ------------
Assets applicable to Preferred Stock at a liquidation value of $25 per share......................  $ 60,000,000
                                                                                                    ------------
                                                                                                    ------------
Net Assets applicable to Common Stock at a net asset value per share which assumes conversion of
  Notes -- $14.32.................................................................................   $381,836,672
                                                                                                    ------------
                                                                                                    ------------
SUMMARY OF SHAREHOLDERS' EQUITY:
8% Cumulative Preferred Stock -- par value $0.001 per share; 2,400,000 shares outstanding.........   $     2,400
Common Stock -- par value $0.001 per share; 26,348,378 shares outstanding.........................        26,348
Additional paid-in capital........................................................................   330,836,574
Undistributed net investment income...............................................................     1,292,408
Accumulated net realized gain on investments......................................................    10,313,299
Net unrealized appreciation on investments........................................................    99,365,643
                                                                                                    ------------
     Net Assets...................................................................................  $441,836,672
                                                                                                    ------------
                                                                                                    ------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                Year ended            Year ended
                                                                                             December 31, 1996     December 31, 1995
                                                                                             -----------------     -----------------
FROM INVESTMENT OPERATIONS:
     Net investment income................................................................     $   4,559,614        $   1,030,325
     Net realized gain on investments.....................................................        33,673,949           32,580,075
     Net change in unrealized appreciation on investments.................................        18,650,893           29,032,226
                                                                                               -------------        -------------
          Net increase in net assets from investment operations...........................        56,884,456           62,642,626
                                                                                               -------------        -------------
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS:
     Net investment income................................................................          (218,400)                ---
     Net realized gain....................................................................        (1,504,800)                ---
                                                                                               -------------        -------------
          Total distributions to Preferred stockholders...................................        (1,723,200)                ---
                                                                                               -------------        -------------
DISTRIBUTIONS TO COMMON STOCKHOLDERS:
     Net investment income................................................................        (3,626,059)            (693,347)
     Net realized gain....................................................................       (24,935,360)         (29,124,623)
                                                                                               -------------        -------------
          Total distributions to Common stockholders......................................       (28,561,419)         (29,817,970)
                                                                                               -------------        -------------
CAPITAL STOCK TRANSACTIONS:
     Net proceeds from rights offering....................................................                --           16,244,838
     Proceeds from shares issued for distributions reinvested by Common
        stockholders......................................................................        18,526,484           20,868,997
     Net proceeds from issuance of Preferred stock........................................        57,740,000                  ---
                                                                                               -------------        -------------
          Total capital stock transactions................................................        76,266,484           37,113,835
                                                                                               -------------        -------------
INCREASE IN NET ASSETS....................................................................       102,866,321           69,938,491
NET ASSETS:
     Beginning of year....................................................................       338,970,351          269,031,860
                                                                                               -------------        -------------
     End of year (including undistributed net investment income of $1,292,408
       and $577,253, respectively)........................................................     $ 441,836,672        $ 338,970,351
                                                                                               -------------        -------------
                                                                                               -------------        -------------

        The accompanying notes are an integral part of the financial statements.
                                                                               7

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Income:
     Dividends..................................................................................................      $ 7,006,077
     Interest...................................................................................................        2,153,011
                                                                                                                      -----------
          Total Income..........................................................................................        9,159,088
                                                                                                                      -----------
EXPENSES:
     Interest expense...........................................................................................        2,300,000
     Investment advisory fees...................................................................................        1,470,884
     Administrative and office facilities expenses..............................................................          204,974
     Amortization of underwriting discount and offering costs...................................................          165,432
     Custodian and transfer agent fees..........................................................................          126,751
     Professional fees..........................................................................................          118,724
     Directors' fees............................................................................................           47,625
     Other expenses.............................................................................................          251,324
                                                                                                                      -----------
          Total Expenses........................................................................................        4,685,714
          Fees Waived by Investment Adviser.....................................................................          (86,240)
                                                                                                                      ------------
          Net Expenses..........................................................................................        4,599,474
                                                                                                                      ------------
          Net Investment Income.................................................................................        4,559,614
                                                                                                                      ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments...........................................................................       33,673,949
     Net change in unrealized appreciation on investments.......................................................       18,650,893
                                                                                                                      -----------
          Net realized and unrealized gain on investments.......................................................       52,324,842
                                                                                                                      -----------
NET INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS...........................................................      $56,884,456
                                                                                                                      -----------
                                                                                                                      -----------

--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
     Investment income received.....................................................................................   $  9,060,260
     Interest paid..................................................................................................     (3,450,000)
     Payment of operating expenses..................................................................................     (2,229,160)
     Purchases of investments.......................................................................................   (208,813,635)
     Proceeds from sales and maturities of investments..............................................................    159,451,224
                                                                                                                       ------------
          Cash used for operating activities........................................................................    (45,981,311)
                                                                                                                       ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Net proceeds from issuance of Preferred stock..................................................................     57,740,000
     Cash dividends and distributions paid (net of reinvestment)....................................................    (11,758,689)
                                                                                                                       ------------
          Cash provided by financing activities.....................................................................     45,981,311
                                                                                                                       ------------
          Increase in cash..........................................................................................             --
          Cash at beginning of year.................................................................................             --
                                                                                                                       ------------
          Cash at end of year.......................................................................................   $         --
                                                                                                                       ------------
                                                                                                                       ------------
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS TO CASH USED FOR OPERATING ACTIVITIES:
     Net increase in net assets from investment operations..........................................................     56,884,456
     Net increase in investments....................................................................................    (80,360,109)
     Net increase in unrealized appreciation on investments.........................................................    (18,650,893)
     Increase in dividends and interest receivable..................................................................        (98,828)
     Decrease in receivable for investments sold....................................................................      1,468,455
     Accretion of offering costs....................................................................................        165,432
     Decrease in payable for investments purchased..................................................................     (4,157,562)
     Decrease in interest payable...................................................................................     (1,150,000)
     Decrease in accrued expenses and other assets..................................................................        (82,262)
                                                                                                                       ------------
          Cash used for operating activities........................................................................   ($45,981,311)
                                                                                                                       ------------
                                                                                                                       ------------

       The accompanying notes are an integral part of the financial statements.
8

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     This table is presented to show selected data for a share of Common Stock outstanding throughout each period, and to assist stockholders in evaluating the Fund's performance for the periods presented.

                                                                                        Years ended December 31,
                                                                              -----------------------------------------------------
                                                                                1996       1995       1994        1993      1992
                                                                              --------   --------   --------    --------   ------
NET ASSET VALUE, BEGINNING OF YEAR.........................................   $  13.56   $  12.34   $  13.47    $  12.50    $11.23
                                                                              --------   --------   --------    --------   -------
INCOME FROM INVESTMENT OPERATIONS(A):
  Net investment income....................................................       0.26       0.04       0.04        0.09      0.15
  Net realized and unrealized gain on investments..........................       2.48       2.70       0.09        2.12      2.12
                                                                              --------   --------   --------    --------   -------
    Total from investment operations.......................................       2.74       2.74       0.13        2.21      2.27
                                                                              --------   --------   --------    --------   -------
DIVIDENDS AND DISTRIBUTIONS TO PREFERRED STOCKHOLDERS:
  Net investment income....................................................      (0.09)        --         --          --        --
  Net realized gain on investments.........................................      (0.63)        --         --          --        --
                                                                              --------   --------   --------    --------   -------
    Total dividends and distributions to Preferred Stockholders............      (0.72)        --         --          --        --
                                                                              --------   --------   --------    --------   -------
DIVIDENDS AND DISTRIBUTIONS TO COMMON STOCKHOLDERS:
  Net investment income....................................................      (0.15)     (0.03)     (0.01)      (0.09)     (0.15)
  Net realized gain on investments.........................................      (1.00)     (1.26)     (1.04)      (1.06)     (0.75)
                                                                              --------   --------   --------    --------   -------
    Total dividends and distributions to Common Stockholders...............      (1.15)     (1.29)     (1.05)      (1.15)     (0.90)
                                                                              --------   --------   --------    --------   -------
CAPITAL STOCK TRANSACTIONS:
  Effect of rights offering................................................         --      (0.12)     (0.14)      (0.08)    (0.06)
  Effect of reinvestment of distributions by Common Stockholders...........      (0.11)     (0.11)     (0.07)*     (0.01)    (0.04)
                                                                              --------   --------   --------    --------   -------
    Total capital stock transactions.......................................      (0.11)     (0.23)     (0.21)      (0.09)    (0.10)
                                                                              --------   --------   --------    --------   -------
NET ASSET VALUE, END OF YEAR(A)............................................   $  14.32   $  13.56   $  12.34    $  13.47   $ 12.50
                                                                              --------   --------   --------    --------   -------
                                                                              --------   --------   --------    --------   -------
MARKET VALUE, END OF YEAR..................................................   $ 12.625   $ 11.875   $ 11.000    $ 12.875   $12.250
                                                                              --------   --------   --------    --------   -------
                                                                              --------   --------   --------    --------   -------
TOTAL RETURN(B):
  Net Asset Value(a).......................................................       15.5%      22.6%       1.1%       17.9%     19.9%
  Market Value.............................................................       16.3%      20.5%      -5.6%       14.8%     26.8%
RATIOS BASED ON AVERAGE NET ASSETS:
Total expenses(c)..........................................................       1.20%      2.01%      2.01%       1.33%     0.81%
  Management fee expense...................................................       0.36%      0.97%      1.21%       1.09%     0.53%
  Interest expense.........................................................       0.60%      0.75%      0.46%         --        --
  Other operating expenses.................................................       0.24%      0.29%      0.34%       0.24%     0.28%
Net investment income......................................................       1.19%      0.34%      0.31%       0.74%     1.31%
SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands).....................................   $441,837   $338,970   $269,032    $246,558  $202,483
Portfolio Turnover Rate....................................................         34%        32%        35%         33%       40%
Average Commission Rate Paid`D'............................................   $ 0.0574         --         --          --        --
NOTES:
Total amount outstanding (in thousands)....................................   $ 40,000   $ 40,000   $ 40,000          --        --
Asset coverage per note....................................................      1,202%       944%       769%         --        --
Average market value per bond(d)...........................................   $ 100.68   $  96.92   $  95.62          --        --
PREFERRED STOCK:
Total shares outstanding...................................................   2,400,000        --         --          --        --
Asset coverage per share...................................................        481%        --         --          --        --
Liquidation preference per share...........................................   $  25.00         --         --          --        --
Average market value per share(d)..........................................   $  25.20         --         --          --        --

------------
(a) Commencing June 21, 1995, Net Asset Value per share, Net Asset Value Total Return and Income from Investment Operations are calculated assuming the Notes are fully converted except when the effect of doing so results in a higher Net Asset Value per share than was calculated without such assumption. If it were assumed the Notes had not been converted, the Net Asset Value per share would have been increased by $0.17 at December 31, 1996 and $0.09 at December 31, 1995.
(b) The Net Asset Value and Market Value Total Return assume a continuous Common stockholder who reinvested all net investment income dividends and capital gain distributions and fully participated in primary rights offerings.
(c) Expense ratios before waiver of fees by the investment advisor would have been 1.22%, 2.04% and 2.02% for the years ended December 31, 1996, 1995 and 1994, respectively.
(d) The average of all month-end market values during the period.
* Includes distributions paid January 31, 1994 and distributions paid December 30, 1994.
`D' For fiscal years beginning after October 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investments.

        The accompanying notes are an integral part of the financial statements.
                                                                               9

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     Royce Value Trust, Inc. (the 'Fund') was incorporated under the laws of the State of Maryland on July 1, 1986 as a diversified closed-end investment company. The Fund commenced operations on November 26, 1986.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of investments:

     Securities listed on an exchange or on the Nasdaq National Market System are valued on the basis of the last reported sale prior to the time the valuation is made or, if no sale is reported for such day, at their bid price for exchange-listed securities and at the average of their bid and asked prices for Nasdaq securities. Quotations are taken from the market where the security is primarily traded. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established and supervised by the Fund's Board of Directors. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

Investment transactions and related investment income:

     Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost for book and tax purposes.

Taxes:

     As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes under the caption 'Income Tax Information'.

Distributions:

     Dividend and capital gain distributions paid to Preferred Stockholders are recorded on an accrual basis and distributions paid to Common Stockholders are recorded on the ex-dividend date. These distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid-in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Repurchase agreements:

     The Fund enters into repurchase agreements with respect to its portfolio securities solely with State Street Bank and Trust Company ('SSB&T'), the custodian of its assets. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements are held by SSB&T until maturity of the repurchase agreements. Repurchase agreements could involve certain risks in the event of default or insolvency of SSB&T, including possible delays or restrictions upon the ability of the Fund to dispose of the underlying securities.

NOTE 2. INVESTMENT COMPANY CONVERTIBLE NOTES:

     The Fund issued $40,000,000 aggregate principal amount of Investment Company Convertible Notes (the 'Notes') on June 22, 1994. The Fund received proceeds of $38,350,000 after the deduction of the underwriting discount and offering costs incurred by the Fund in connection with the issuance of the Notes. The underwriting discount and the offering costs of $1,200,000 and $450,000, respectively, are being accreted on a straight line basis over the term of the Notes.

     The Notes, which are unsecured obligations of the Fund, mature on June 30, 2004 and bear interest payable on June 30 and December 31 of each year at the rate of 5 3/4% per annum. The Notes have Aaa rating from Moody's Investors Service, Inc. ('Moody's').

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

     The Notes are convertible into shares of Common Stock of the Fund at the option of the holder, at any time prior to maturity, except during the period from the second trading day prior to the ex-dividend date through the last day of each year unless an earlier date is selected by the Fund, and unless previously redeemed at the option of the Fund. The conversion price at December 31, 1996 is $13.19 per share. This conversion price is subject to an annual net adjustment involving an escalation of 6.75% and a reduction for the impact on net asset value per share of distributions to Common Stockholders.

     Under the Investment Company Act of 1940, the Fund is required to maintain an asset coverage of at least 300% for the Notes. In addition, the Indenture governing the Notes requires the Fund to maintain a certain discounted asset coverage for its portfolio that equals or exceeds the Basic Maintenance Amount under the guidelines established by Moody's. The Fund has met these requirements since the issuance of the Notes.

     Commencing July 1, 1997, and any time thereafter prior to maturity, the Fund may, at its option, redeem the Notes in whole or in part for cash at a price equal to 100% of their principal amount, together with accrued interest thereon. Prior to July 1, 1997, the Fund will have the option to redeem the Notes for cash at a price equal to 100% of their principal amount, together with accrued interest, only if a redemption is necessary for the Fund to maintain the required asset coverage for the Notes and/or continue to qualify as a regulated investment company.

     On July 1, 1999, if the average market price per $1,000 principal amount of Notes for the 45 trading days ending May 31, 1999 is less than $950, the Fund will either call all of the Notes for redemption or reset one or more of the terms of the Notes so that the market value of the Notes is at or as close as possible to par.

NOTE 3. CAPITAL STOCK:

     On August 23, 1996, the Fund issued and sold 2,400,000 shares of its 8% Cumulative Preferred Stock. The stock has a liquidation preference of $25.00 per share plus an amount equal to accumulated and unpaid dividends to the date of distributions.

     Dividends on the Cumulative Preferred Stock are payable when, as and if declared by the Board of Directors of the Fund, out of funds legally available annually on December 23 in each year to the holders of record on the preceding December 6.

     The Fund is required to allocate long-term capital gain distributions and other types of income proportionately among holders of shares of Common Stock, Preferred Stock and Noteholders (to the extent they receive constructive distributions). To the extent that dividends on the shares of Preferred Stock are not paid from long-term capital gains, they will be paid from ordinary income or net short-term capital gains or will represent a return of capital.

     The Fund issued shares of Common Stock as reinvestment of dividends and distributions by common stockholders totaling 1,512,360 and 1,721,155 for years ended December 31, 1996 and 1995, respectively. The Fund also issued 1,308,387 additional shares upon the completion of a rights offering during the year ended December 31, 1995.

NOTE 4. INVESTMENT ADVISORY AGREEMENT:

ADVISORY FEE

     As compensation for its services under the Investment Advisory Agreement, Quest Advisory Corp. ('Quest') receives a fee comprised of a Basic Fee (the
'Basic Fee') and an adjustment to the Basic Fee based on the investment performance of the Fund in relation to the investment record of the S&P 600. Prior to July 1, 1996, the Fund's investment performance was measured against the record of the Standard & Poor's 500 Composite Stock Price Index over a rolling period of 36 months. The present Investment Advisory Agreement provides that, for the 18 month period from July 1, 1996 to December 31, 1997, the monthly fee payable to Quest will be the lower of the fee calculated under it or the fee that would have been payable to Quest for the month involved under the prior investment advisory agreement.

     Beginning with the month of July 1997 and for each succeeding month under the present Agreement, the Basic Fee will be a monthly fee equal to 1/12 of 1% (1% on an annualized basis) of the average of the net assets of the Fund at the end of each month included in the applicable performance period. The performance period for each such month will be from July 1, 1996 to the most recent month-end, until the Investment Advisory Agreement has been in effect for 60 full calendar months, when it will become a rolling 60 month period ending with the most recent calendar month.

     The Basic Fee for each such month will be increased or decreased at the rate of 1/12 of .05% per percentage point, depending on the extent, if any, by which the investment performance of the Fund exceeds by more

ROYCE VALUE TRUST, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------
than two percentage points, or is exceeded by more than two percentage points by, the percentage change in the investment record of the S&P 600 for the performance period. The maximum increase or decrease in the Basic Fee for any month may not exceed 1/12 of .5%. Accordingly, for each month, commencing with the month of July 1997, the maximum monthly fee rate as adjusted for performance will be 1/12 of 1.5% and will be payable if the investment performance of the Fund exceeds the percentage change in the investment record of the S&P 600 by 12 or more percentage points for the performance period. and the minimum monthly fee rate as adjusted for performance will be 1/12 of .5% and will be payable if the percentage change in the investment record of the S&P 600 exceeds the investment performance of the Fund by 12 or more percentage points for the performance period.

     For the period from July 1, 1996 through June 30, 1997 under the present Agreement, the Basic Fee is calculated as a monthly fee equal to 1/12 of 1% of the net assets of the Fund at the end of each month in such period. The performance period relating to such period will be from July 1, 1996 through June 30, 1997. The Basic Fee for such period is also subject to increase or decrease as set forth in the preceding paragraph, with the rate of such increase or decrease being applied on an annualized basis. The maximum increase or decrease in the Basic Fee for such period may not exceed .5%. Any portion of the fee for such period, as adjusted as set forth above, in excess of .5% will be paid at the end of such period.

     Notwithstanding the foregoing, Quest will not be entitled to receive any fee for any month when the investment performance of the Fund for the rolling 36 month period ending with such month is negative on an absolute basis. In the event that the Fund's investment performance for such a performance period is less than zero, Quest will not be required to refund to the Fund any fee earned in respect of any prior performance period.

     For the year ended December 31, 1996, the Fund accrued and paid Quest advisory fees totalling $1,384,644, which is net of $86,240 voluntarily waived by Quest.

NOTE 5. TRANSACTIONS IN SHARES OF AFFILIATED COMPANIES:

     An 'Affiliated Company', as defined in the Investment Company Act of 1940, is a company in which the Fund owns at least 5% of the company's outstanding voting securities. The Fund effected the following transactions in shares of such companies for the year ended December 31, 1996.

                       Purchases               Sales
   Affiliated     --------------------   ------------------   Realized    Dividend
     Company      Shares       Cost      Shares      Cost     Gain/Loss    Income
----------------  -------   ----------   -------   --------   ---------   --------
Allen Organ
 Company Cl.
 B..............   47,579   $1,793,703     --         --         --          --
General Builders
 Corp...........    --          --         --         --         --          --
Sage
 Laboratories,
 Inc............    --          --         --         --         --          --

NOTE 6. PURCHASES AND SALES OF INVESTMENT SECURITIES:

     For the year ended December 31, 1996, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, amounted to $129,980,638 and $136,234,769, respectively.

ROYCE VALUE TRUST, INC.
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND STOCKHOLDERS OF ROYCE VALUE TRUST, INC.

     We have audited the accompanying statement of assets and liabilities of Royce Value Trust, Inc., including the schedule of investments, as of December 31, 1996, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the three years in the period ended December 31, 1994, were audited by other auditors whose report dated February 13, 1995, expressed an unqualified opinion on those statements.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of Royce Value Trust, Inc. at December 31, 1996, the results of its operations and its cash flows for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                       ERNST & YOUNG LLP

New York, New York
February 25, 1997

                   [THIS PAGE INTENTIONALLY LEFT BLANK]

ROYCE MICRO-CAP TRUST, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1996
--------------------------------------------------------------------------------

COMMON STOCKS - 90.6%

                                        Shares       Value
CONSUMER PRODUCTS - 20.0%
Aldila, Inc.*.......................     220,100  $  1,066,109
Allen Organ Company Cl. B...........      21,625       859,594
Conso Products Co.*.................      58,300       750,613
Eskimo Pie Corporation..............      20,000       222,500
Farmer Bros. Co. ...................       5,000       760,000
First Years Inc. ...................      32,700       531,375
Garan Incorporated..................      53,200     1,030,750
Gibson Greetings, Inc.*.............      64,500     1,265,812
Golden Enterprises, Inc. ...........      80,600       624,650
Haggar Corp. .......................      22,000       349,250
Johnson Worldwide Associates, Inc.
  Cl. A*............................      67,000       887,750
Juno Lighting, Inc. ................      74,000     1,184,000
Justin Industries, Inc. ............      35,700       410,550
K-Swiss Inc. Cl. A..................      22,800       225,150
Kit Manufacturing Co.*..............      32,000       360,000
Kleinert's Inc.*....................      11,600       205,900
Lifetime Hoan Corporation*..........     109,140     1,282,395
Marisa Christina, Incorporated*.....      65,000       536,250
Matthews International Corporation
  Cl. A.............................      53,000     1,497,250
Midwest Grain Products, Inc.*.......      53,900       916,300
Mity-Lite, Inc.*....................      57,700       721,250
Oshkosh B'Gosh, Inc. Cl. A..........      41,400       631,350
The Rival Company...................      21,900       544,763
Skyline Corporation.................      31,100       769,725
The Smithfield Companies, Inc. .....      40,400       444,400
Steck-Vaughn Publishing
  Corporation*......................      42,881       493,132
Thor Industries, Inc. ..............      30,600       772,650
The Topps Company, Inc.*............     226,800       907,200
Velcro Industries N.V. .............      18,000     1,125,000
WLR Foods, Inc. ....................      20,000       247,500
Wellco Enterprises, Inc. ...........      10,000       350,000
Weyco Group, Inc. ..................      19,600       788,900
                                                  ------------
                                                    22,762,068
                                                  ------------
CONSUMER SERVICES - 0.8%
Jenny Craig, Inc.*..................      71,200       631,900
IHOP Corp.*.........................      10,000       236,250
                                                  ------------
                                                       868,150
                                                  ------------
FINANCIAL INTERMEDIARIES - 11.9%
ALLIED Life Financial Corporation...      43,600       763,000
BHI Corporation.....................      29,400       586,163
Baldwin & Lyons, Inc. Cl. B.........      28,024       514,941
Capitol Transamerica Corporation....      26,510       815,183

                                        Shares       Value

Desert Community Bank...............      26,300  $    391,212
Gryphon Holdings Inc.*..............      38,200       539,575
Hanmi Bank*.........................      27,216       319,788
Independence Holding Company........      35,800       275,213
Intercargo Corporation..............      38,600       330,512
Iron and Glass Bancorp, Inc. .......      22,000       992,750
Lawyers Title Corporation...........      22,900       449,413
MAIC Holdings, Inc.*................      17,311       586,410
Nobel Insurance Limited.............      87,700     1,101,731
Oriental Bank and Trust.............      41,950       875,706
PXRE Corporation....................      62,364     1,543,515
Pennsylvania Manufacturers
  Corporation Cl. A.................      56,609       891,592
Philadelphia Consolidated
  Holding Corp.*....................       5,000       116,250
Piper Jaffray Companies Inc. .......      33,600       525,000
Resurgence Properties Inc.*.........      95,500       799,813
Titan Holdings, Inc. ...............      16,835       277,778
Trenwick Group Inc. ................      19,900       920,375
                                                  ------------
                                                    13,615,920
                                                  ------------
FINANCIAL SERVICES - 4.7%
E.W. Blanch Holdings, Inc. .........      53,200     1,070,650
Duff & Phelps Credit Rating Co. ....      54,900     1,324,463
Eaton Vance Corp. ..................      18,600       885,825
Hilb, Rogal & Hamilton Company......      50,300       666,475
Investors Financial Services
  Corporation.......................      11,045       306,499
Phoenix Duff & Phelps Corporation...     156,000     1,111,500
                                                  ------------
                                                     5,365,412
                                                  ------------
HEALTH - 1.1%
Hauser,Inc.*........................      16,800        98,700
Nitinol Medical Technologies*.......      92,400     1,155,000
                                                  ------------
                                                     1,253,700
                                                  ------------
INDUSTRIAL PRODUCTS - 16.9%
AMERICAN BUILDINGS COMPANY*.........      20,400       487,050
American Filtrona Corporation.......      24,600     1,042,425
Art's-Way Manufacturing Co.,
  Inc.*.............................      24,000       114,000
Ash Grove Cement Company............      20,000     1,135,000
BHA Group, Inc......................      46,310       746,749
Blessings Corporation...............      33,100       308,244
CFC International, Inc.*............      49,500       556,875
Carbo Ceramics, Inc. ...............      20,000       420,000
Chemfab Corporation*................      80,700     1,129,800

        The accompanying notes are an integral part of the financial statements.
                                                                              15

ROYCE MICRO-CAP TRUST, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                        Shares       Value
INDUSTRIAL PRODUCTS - (continued)
Curtiss-Wright Corporation..........      17,300  $    871,488
DeVlieg-Bullard, Inc.*..............      62,500       173,828
Fab Industries, Inc. ...............      42,500     1,168,750
Hawkins Chemical, Inc. .............      75,455       537,617
C. H. Heist Corp.*..................      42,000       325,500
Hirsh International Corp. Cl. A*....      20,387       377,160
International Aluminum
  Corporation.......................      19,300       492,150
Lilly Industries, Inc. Cl. A........      63,700     1,162,525
MacDermid, Incorporated.............      13,577       373,367
Paul Mueller Company................       8,900       333,750
Myers Industries, Inc. .............      37,900       639,563
NN Ball and Roller, Inc. ...........       7,000       106,750
Oshkosh Truck Corporation
  Cl. B.............................      25,200       267,750
Peerless Mfg. Co. ..................      21,600       270,000
Penn Engineering and Manufacturing
  Inc. .............................      54,700     1,121,350
Penn Engineering and Manufacturing
  Corp. Cl. A.......................      11,900       246,925
Pioneer Metals, Inc.*...............         570       122,550
Puerto Rican Cement
  Company, Inc. ....................      26,400       825,000
Simpson Manufacturing Co., Inc.*....      56,500     1,299,500
Synalloy Corporation................      29,500       464,625
Thermal Industries, Inc. ...........      93,100     1,117,200
Todd Shipyards Corporation*.........      11,800        76,700
UNC, Inc.*..........................      17,900       214,800
Versa Technologies, Inc. ...........      37,900       492,700
Vertex Communications
  Corporation*......................      10,000       181,250
                                                  ------------
                                                    19,202,941
                                                  ------------
INDUSTRIAL SERVICES - 12.7%
Aceto Corporation...................      34,250       477,359
Air Express International
  Corporation.......................      18,350       591,787
Guy F. Atkinson Company of
  California*.......................      67,500       708,750
Devcon International Corp.*.........      80,100       490,612
Devon Group, Inc.*..................       7,500       206,250
Ennis Business Forms, Inc. .........      58,100       653,625
FCA International Ltd.*.............     154,200       241,904
Frozen Food Express Industries,
  Inc. .............................     136,300     1,226,700
The Harper Group....................      18,500       439,375
Kenan Transport Company.............      11,600       229,100
Lufkin Industries, Inc. ............      36,800       920,000
Merrill Corporation.................      25,400       584,200
New England Business
  Service, Inc. ....................      75,300     1,618,950
                                        Shares       Value

Nichols Research Corporation*.......      12,700  $    323,850
Plenum Publishing Corporation.......      27,100       948,500
REFAC Technology Development
  Corporation.......................      54,200       318,425
Rush Enterprises, Inc.*.............      33,500       402,000
Sevenson Environmental
  Services Inc. ....................      71,500     1,304,875
Standard Commercial Corporation*....      60,800     1,231,200
Treadco, Inc. ......................      17,700       185,850
Vallen Corporation*.................      50,500       839,562
Willbros Group Inc.*................      60,000       585,000
                                                  ------------
                                                    14,527,874
                                                  ------------
NATURAL RESOURCES - 3.5%
Alamco, Inc.*.......................      40,100       451,125
Alico, Inc. ........................       5,200        97,500
Belden & Blake Corporation*.........      10,000       255,000
Dreco Energy Services Ltd.
  Cl. A*............................      17,000       622,625
FRP Properties, Inc.*...............      32,700       833,850
Florida Rock Industries, Inc. ......      47,000     1,539,250
MK Gold Company*....................      11,800        17,700
McFarland Energy, Inc.*.............      15,400       186,725
                                                  ------------
                                                     4,003,775
                                                  ------------
RETAIL - 4.6%
Brookstone, Inc.*...................      33,000       346,500
The Buckle, Inc.*...................       9,100       227,500
Catherines Stores Corporation*......     147,400       810,700
Cato Corporation Cl. A..............     103,000       515,000
Chico's FAS, Inc.*..................     132,800       564,400
The Dress Barn, Inc.*...............      61,900       928,500
Ruby Tuesday Inc.*..................      28,700       530,950
Sterling Electronics Corporation*...      32,000       428,000
Suzy Shier Ltd. ....................     156,800       909,566
                                                  ------------
                                                     5,261,116
                                                  ------------
TECHNOLOGY - 9.3%
BGS Systems, Inc. ..................      43,000     1,177,125
CEM Corporation*....................      75,700       605,600
CSP Inc.*...........................      78,400       646,800
Control Devices, Inc.*..............      50,000       650,000
Dionex Corporation*.................      16,600       581,000
Figgie International Inc. Cl. B*....      21,300       228,975
Giga-tronics Incorporated*..........      40,482       339,037
Hach Company........................      18,750       356,250
Helix Technology Corporation........      17,740       514,460
ILC Technology, Inc.*...............      78,200     1,016,600
Integral Systems, Inc.*.............      15,400       431,200
Landauer Inc........................      47,000     1,151,500

The accompanying notes are an integral part of the financial statements.
16

ROYCE MICRO-CAP TRUST, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                        Shares       Value
TECHNOLOGY - (continued)
MDL Information Systems, Inc.*......      12,000  $    223,500
Newport Corporation.................      60,300       535,162
PCD Inc.*...........................      40,000       520,000
Richardson Electronics, Ltd. .......     105,200       867,900
Sage Laboratories, Inc. ............      14,500       186,688
Woodhead Industries, Inc. ..........      40,000       550,000
                                                  ------------
                                                    10,581,797
                                                  ------------
UTILITIES - 0.3%
Southwest Water Company.............      20,804       288,655
                                                  ------------
MISCELLANEOUS - 4.8%............................     5,520,733
                                                  ------------
Total Common Stocks
  (Cost $81,979,579)............................   103,252,141
                                                  ------------
                                                     Value
REPURCHASE AGREEMENT - 9.0%
State Street Bank and Trust Company, 4.90% due
  1/02/97, collateralized by U.S. Treasury
  Notes, 7.25% due 8/15/04, valued at
  $10,407,375 (Cost $10,200,000)................   $10,200,000
                                                  ------------
TOTAL INVESTMENTS - 99.6%
  (COST $92,179,579)............................   113,452,141
CASH AND OTHER ASSETS LESS
  LIABILITIES - 0.4%............................       500,881
                                                  ------------
NET ASSETS - 100.0%.............................  $113,953,022
                                                  ------------
                                                  ------------

------------------------

*Non-income producing.

INCOME TAX INFORMATION -- The cost of total investments for federal income tax purposes was $92,225,353. At December 31, 1996, net unrealized appreciation for all securities was $21,226,788, consisting of aggregate gross unrealized appreciation of $22,681,793 and aggregate gross unrealized depreciation of $1,455,005.

        The accompanying notes are an integral part of the financial statements.
                                                                              17

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value (identified cost $92,179,579)...............................................     $ 113,452,141
Receivable for investments sold.................................................................................           392,397
Receivable for dividends and interest...........................................................................           173,280
Deferred organizational costs and other assets..................................................................            97,960
                                                                                                                     -------------
     Total Assets...............................................................................................       114,115,778
                                                                                                                     -------------
LIABILITIES:
Payable for investments purchased...............................................................................            42,921
Payable for investment advisory fees............................................................................            38,469
Payable for administration fees.................................................................................             8,776
Accrued expenses................................................................................................            72,590
                                                                                                                     -------------
     Total Liabilities..........................................................................................           162,756
                                                                                                                     -------------
     Net Assets.................................................................................................     $ 113,953,022
                                                                                                                     -------------
                                                                                                                     -------------
ANALYSIS OF NET ASSETS:
Dividends in excess of net investment income....................................................................     $    (152,608)
Accumulated net realized gain on investments....................................................................         4,709,893
Net unrealized appreciation on investments......................................................................        21,272,562
Capital stock...................................................................................................            12,154
Additional paid-in capital......................................................................................        88,111,021
                                                                                                                     -------------
     Net Assets.................................................................................................     $ 113,953,022
                                                                                                                     -------------
                                                                                                                     -------------
PRICING OF SHARES:
Net asset value per share
  ($113,953,022[div]12,153,511 shares outstanding)..............................................................             $9.38
                                                                                                                             -----
                                                                                                                             -----

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  Year ended
                                                                                               December 31, 1996
                                                                                               -----------------
INVESTMENT OPERATIONS:
     Net investment income..................................................................     $     947,752
     Net realized gain on investments.......................................................        12,128,883
     Net change in unrealized appreciation on investments...................................         2,989,227
                                                                                                 -------------
          Net increase in net assets from investment operations.............................        16,065,862
                                                                                                 -------------
DIVIDENDS AND DISTRIBUTIONS:
     Net investment income..................................................................        (1,125,801)
     Net realized gain on investments.......................................................        (7,880,607)
                                                                                                 -------------
          Total dividends and distributions.................................................        (9,006,408)
                                                                                                 -------------
CAPITAL STOCK TRANSACTIONS:
     Dividend and distribution reinvestment.................................................         6,828,202
                                                                                                 -------------
NET INCREASE IN NET ASSETS..................................................................        13,887,656
NET ASSETS:
     Beginning of year......................................................................       100,065,366
                                                                                                 -------------
     End of year (including distributions in excess of net investment income of $152,608 in
      1996 and undistributed net investment income of $25,441 in 1995)......................     $ 113,953,022
                                                                                                 -------------
                                                                                                 -------------

                                                                                                 Year ended
                                                                                              December 31, 1995
                                                                                              -----------------
INVESTMENT OPERATIONS:
     Net investment income..................................................................    $     243,167
     Net realized gain on investments.......................................................        4,317,779
     Net change in unrealized appreciation on investments...................................       14,101,960
                                                                                                -------------
          Net increase in net assets from investment operations.............................       18,662,906
                                                                                                -------------
DIVIDENDS AND DISTRIBUTIONS:
     Net investment income..................................................................         (217,726)
     Net realized gain on investments.......................................................       (3,701,343)
                                                                                                -------------
          Total dividends and distributions.................................................       (3,919,069)
                                                                                                -------------
CAPITAL STOCK TRANSACTIONS:
     Dividend and distribution reinvestment.................................................        2,787,701
                                                                                                -------------
NET INCREASE IN NET ASSETS..................................................................       17,531,538
NET ASSETS:
     Beginning of year......................................................................       82,533,828
                                                                                                -------------
     End of year (including distributions in excess of net investment income of $152,608 in
      1996 and undistributed net investment income of $25,441 in 1995)......................    $ 100,065,366
                                                                                                -------------
                                                                                                -------------

      The accompanying notes are an integral part of the financial statements.
18

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends......................................................................................................    $ 1,347,077
    Interest.......................................................................................................        511,796
                                                                                                                       ----------
        Total Income...............................................................................................      1,858,873
                                                                                                                       ----------
EXPENSES:
    Investment advisory fees.......................................................................................        499,869
    Administration fees............................................................................................        119,427
    Custodian and transfer agent fees..............................................................................         76,103
    Professional fees..............................................................................................         36,035
    Administrative and office facilities expenses..................................................................         65,968
    Directors' fees................................................................................................         25,633
    Other expenses.................................................................................................         88,086
                                                                                                                       -----------
        Total Expenses.............................................................................................        911,121
                                                                                                                       -----------
        Net Investment Income......................................................................................        947,752
                                                                                                                       -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments...............................................................................     12,128,883
    Net change in unrealized appreciation on investments...........................................................      2,989,227
                                                                                                                       -----------
        Net realized and unrealized gain on investments............................................................     15,118,110
                                                                                                                       -----------
NET INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS..............................................................    $16,065,862
                                                                                                                       -----------
                                                                                                                       -----------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     This table is presented to show selected data for a share outstanding throughout each period, and to assist stockholders in evaluating the Fund's performance for the periods presented.

                                                                                                Year ended
                                                                                               December 31,
                                                                                      -------------------------------
                                                                                        1996        1995       1994
                                                                                      --------    --------    -------

NET ASSET VALUE, BEGINNING OF PERIOD...............................................   $   8.89    $   7.58    $  7.27
                                                                                      --------    --------    -------
INVESTMENT OPERATIONS:
  Net investment income............................................................       0.09        0.02       0.01
  Net realized and unrealized gain on investments..................................       1.32        1.69       0.41
                                                                                      --------    --------    -------
    Total from investment operations...............................................       1.41        1.71       0.42
                                                                                      --------    --------    -------
DIVIDENDS AND DISTRIBUTIONS:
  Net investment income............................................................      (0.10)      (0.02)     (0.02)
  Net realized gain on investments.................................................      (0.70)      (0.34)     (0.03)
                                                                                      --------    --------    -------
    Total dividends and distributions..............................................      (0.80)      (0.36)     (0.05)
                                                                                      --------    --------    -------
CAPITAL STOCK TRANSACTIONS:
  Effect of rights offering........................................................         --          --      (0.06)
  Effect of reinvestment of distributions..........................................      (0.12)      (0.04)        --
                                                                                      --------    --------    -------
    Total capital stock transactions...............................................      (0.12)      (0.04)     (0.06)
                                                                                      --------    --------    -------
NET ASSET VALUE, END OF PERIOD.....................................................   $   9.38    $   8.89    $  7.58
                                                                                      --------    --------    -------
                                                                                      --------    --------    -------
MARKET VALUE, END OF PERIOD........................................................   $   8.25    $   8.00    $  7.00
                                                                                      --------    --------    -------
                                                                                      --------    --------    -------
TOTAL RETURN:(A)
  Net Asset Value..................................................................       16.6%       22.9%       6.0%
  Market Value.....................................................................       13.9%       19.8%      (5.1)%
RATIOS BASED ON AVERAGE NET ASSETS:
Total expenses.....................................................................       0.85%       1.36%      1.88%
    Management Fee Expense.........................................................       0.47%       0.77%      1.20%
    Other operating expenses.......................................................       0.38%       0.59%      0.68%
Net investment income (loss).......................................................       0.88%       0.26%      0.21%
SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)...........................................   $113,953    $100,065    $82,534
Portfolio Turnover Rate............................................................         51%         51%        23%
Average Commission Rate Paid`D'....................................................   $ 0.0485          --         --

                                                                                       For the Period
                                                                                     December 14, 1993*
                                                                                          through
                                                                                     December 31, 1993
                                                                                     ------------------
NET ASSET VALUE, BEGINNING OF PERIOD...............................................       $   7.25
                                                                                           -------
INVESTMENT OPERATIONS:
  Net investment income............................................................             --
  Net realized and unrealized gain on investments..................................           0.02
                                                                                           -------
    Total from investment operations...............................................           0.02
                                                                                           -------
DIVIDENDS AND DISTRIBUTIONS:
  Net investment income............................................................             --
  Net realized gain on investments.................................................             --
                                                                                           -------
    Total dividends and distributions..............................................             --
                                                                                           -------
CAPITAL STOCK TRANSACTIONS:
  Effect of rights offering........................................................             --
  Effect of reinvestment of distributions..........................................             --
                                                                                           -------
    Total capital stock transactions...............................................             --
                                                                                           -------
NET ASSET VALUE, END OF PERIOD.....................................................       $   7.27
                                                                                           -------
                                                                                           -------
MARKET VALUE, END OF PERIOD........................................................       $   7.50
                                                                                           -------
                                                                                           -------
TOTAL RETURN:(A)
  Net Asset Value..................................................................            0.3%
  Market Value.....................................................................            0.0%
RATIOS BASED ON AVERAGE NET ASSETS:
Total expenses.....................................................................           1.92%(b)**
    Management Fee Expense.........................................................           0.00%
    Other operating expenses.......................................................           1.92%
Net investment income (loss).......................................................          (0.06)%(b)**
SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)...........................................       $ 71,126
Portfolio Turnover Rate............................................................              0%
Average Commission Rate Paid`D'....................................................             --

------------
 * Commencement of operations.
 ** Annualized.
(a) The Net Asset Value and Market Value Total Returns assume a continuous stockholder who reinvested all net investment income dividends and capital gain distributions and fully participated in the primary rights offering.
(b) Presented after waiver by the Investment Adviser and Administrator. For the period ended December 31, 1993, the ratios of expenses and net investment loss to average net assets would have been 2.12% and (.26)%, respectively, absent such waivers.
`D' For fiscal years beginning after October 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investments.

   The accompanying notes are an integral part of the financial statements.

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     Royce Micro-Cap Trust, Inc. (the 'Fund'), is a closed-end, diversified management investment company registered under the Investment Company Act of 1940 and was incorporated under the laws of the State of Maryland on September 9, 1993. The Fund commenced operations on December 14, 1993.

     The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation of Investments:

     Securities listed on an exchange or on the Nasdaq National Market System are valued on the basis of the last reported sale prior to the time the valuation is made or, if no sale is reported for such day, at their bid price for exchange-listed securities and at the average of their bid and asked prices for Nasdaq securities. Quotations are taken from the market where the security is primarily traded. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established and supervised by the Fund's Board of Directors. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

Investment Transactions and Related Investment Income:

     Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost for both book and tax purposes.

Taxes:

     As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes under the caption 'Income Tax Information'.

Dividends and Distributions:

     Dividends and capital gains distributions are recorded on the ex-dividend date and paid annually in December. These distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to additional paid-in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end will be distributed in the following year.

Repurchase Agreements:

     The Fund enters into repurchase agreements with respect to its portfolio securities solely with State Street Bank and Trust Company ('SSB&T'), the custodian of its assets. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements are held by SSB&T until maturity of the repurchase agreement. Repurchase agreements could involve certain risks in the event of default or insolvency of SSB&T, including possible delays or restrictions upon the ability of the Fund to dispose of the underlying securities.

Organizational Expenses:

     Costs of $70,000 incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight line basis over a five year period from the date the Fund commenced operations.

NOTE 2. INVESTMENT ADVISORY AGREEMENT:

     Under the Investment Advisory Agreement between Quest Advisory Corp. ('Quest') and the Fund, the Basic Fee is a monthly fee equal to 1/12 of 1% (1% on an annualized basis) of the average of the net assets of the Fund at the end of each month included in the applicable performance period, which is a rolling period of up to 36 months, beginning January 1, 1994 and ending with the most recent calendar month.

     The Basic Fee for such monthly period may be increased or decreased, depending on the extent, if any, by which the investment performance of the Fund exceeds by more than 2 percentage points, or is exceeded by more than 2 percentage points, by the percentage change in the investment record of the Nasdaq Composite Index (the 'Index') for the performance period.

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

     The maximum increase or decrease in the Basic Fee for any month may not exceed 1/12 of 0.5%. Accordingly, for each month, the maximum fee rate as adjusted for performance is 1/12 of 1.5% and would be payable if the investment performance of the Fund exceeds the percentage change in the investment record of the Index by 12 or more percentage points for the performance period. The minimum fee rate as adjusted for performance is 1/12 of 0.5% and would be payable if the percentage change in the investment record of the Index exceeds the investment performance of the Fund by 12 or more percentage points for the performance period.

     For the year ended December 31, 1996, the Fund paid Quest advisory fees totaling $499,869.

     Effective January 1, 1997, the Fund entered into a new investment advisory agreement with Quest which changed the benchmark index to the Russell 2000.

NOTE 3. ADMINISTRATION AGREEMENT:

     Effective March 1, 1996, Mitchell Hutchins Asset Management Inc. (the 'Administrator') entered into an amended Administration Agreement with the Fund. In accordance with the Administration Agreement, the Administrator performs or assists in certain aspects of the Fund's operations. As compensation for its services, the Administrator is paid an annual fee, payable monthly, of $50,000 plus 0.05% on the first $125 million of the Fund's average daily net assets, and 0.03% of average daily net assets exceeding $125 million.

NOTE 4. CAPITAL STOCK:

     At December 31, 1996, there were 150,000,000 shares of common stock, $0.001 par value, authorized. Capital stock transactions were as follows:

                            Year ended               Year ended
                         December 31, 1996        December 31, 1995
                       ---------------------    ---------------------
                       Shares       Amount      Shares       Amount
                       -------    ----------    -------    ----------

Dividend and
  distribution
  reinvestment......   895,501    $6,828,202    371,693    $2,787,701

NOTE 5. PURCHASES AND SALES OF SECURITIES:

     For the year ended December 31, 1996, the cost of purchases and the proceeds from sales of investment securities, excluding short-term securities, amounted to $49,154,327 and $56,149,457, respectively.

ROYCE MICRO-CAP TRUST, INC.
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND STOCKHOLDERS OF ROYCE MICRO-CAP TRUST, INC.

     We have audited the accompanying statement of assets and liabilities of Royce Micro-Cap Trust, Inc. including the schedule of investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the year ended December 31, 1994 and the period ended December 31, 1993, were audited by other auditors whose report dated February 13, 1995, expressed an unqualified opinion on those statements.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of Royce Micro-Cap Trust, Inc. at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                       ERNST & YOUNG LLP

New York, New York
February 25, 1997

ROYCE GLOBAL TRUST, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1996
--------------------------------------------------------------------------------

COMMON STOCKS - 69.4%

                                           Shares       Value
CONSUMER PRODUCTS - 10.4%
A.T. Cross Company Cl. A.................   34,400   $   399,900
Johnson Worldwide Associates, Inc. Cl.
  A*.....................................   23,700       314,025
K - Swiss Inc. Cl. A.....................   25,000       246,875
Lazare Kaplan International, Inc.*.......   50,000       856,250
Kao Corp. ...............................   40,000       465,237
Semi - Tech Corp.*.......................  177,500       654,531
Universal Corporation....................   20,000       642,500
Velcro Industries N.V. ..................   16,200     1,012,500
                                                     -----------
                                                       4,591,818
                                                     -----------
CONSUMER SERVICES - 2.4%
Groupe AB SA *`D'........................   25,000       359,375
International Dairy Queen, Inc. Cl. A*...   35,000       700,000
                                                     -----------
                                                       1,059,375
                                                     -----------
FINANCIAL INTERMEDIARIES - 7.8%
BHI Corporation..........................   31,400       626,037
Barclays plc.............................    2,000       137,500
Leucadia National Corporation............   29,200       781,100
PXRE Corporation.........................   36,000       893,250
PartnerRe Holdings Ltd. .................   10,000       340,000
Trenwick Group Inc. .....................   14,100       652,125
                                                     -----------
                                                       3,430,012
                                                     -----------
FINANCIAL SERVICES - 10.2%
Alexander & Alexander Services Inc. .....   39,000       677,625
E.W. Blanch Holdings, Inc. ..............   24,000       483,000
Duff & Phelps Credit Rating Co. .........   10,000       241,250
Arthur J. Gallagher & Co. ...............    5,000       155,000
INVESCO PLC..............................    5,000       221,875
LaSalle Re Holdings Limited..............    5,000       146,250
Lexington Global Asset Managers, Inc.*...   11,300        70,625
MacKenzie Financial Corporation..........   45,700       605,525
Phoenix Duff & Phelps Corporation........   29,600       210,900
The Pioneer Group, Inc. .................   29,500       700,625
Willis Corroon Group plc `D'.............   86,300       992,450
                                                     -----------
                                                       4,505,125
                                                     -----------
HEALTH - 1.0%
Haemonetics Corporation*.................   23,800       449,225
                                                     -----------
INDUSTRIAL PRODUCTS - 14.3%
Blessings Corporation....................   48,500       451,656
CIA VALE DO RIO DOCE`D'..................   25,000       481,250
Grupo Imsa, S.A. de C.V.*................   15,000       285,000
Imation Corp.*...........................    1,500        42,187

                                           Shares       Value

Kaydon Corporation.......................   14,500   $   683,313
The Lincoln Electric Company.............   18,000       591,750
The Lincoln Electric Company Cl. A.......   10,000       302,500
Nordson Corporation......................    5,000       318,750
Penn Engineering and Manufacturing Corp.
  Cl. A..................................   26,800       556,100
Puerto Rican Cement Company, Inc. .......   20,000       625,000
Simpson Manufacturing Co., Inc.*.........   11,000       253,000
Tecumseh Products Company................   10,400       591,500
Unifi, Inc. .............................   18,500       594,313
Woodward Governor Company................    4,000       528,000
                                                     -----------
                                                       6,304,319
                                                     -----------
INDUSTRIAL SERVICES - 7.7%
APT Satellite Holdings Limited*..........   12,500       175,000
Air Express International Corporation....    7,000       225,750
Cordiant, Inc. plc *`D'..................   10,700        53,500
DIMON Incorporated.......................   30,500       705,313
The Harper Group.........................   10,600       251,750
Morrison Knudsen Corporation*............   10,000        90,000
THE OLSTEN CORPORATION...................   45,000       680,625
Pittston Burlington Group................    5,800       116,000
Standard Commercial Corporation*.........   43,380       878,445
Willbros Group Inc.*.....................   21,600       210,600
                                                     -----------
                                                       3,386,983
                                                     -----------
NATURAL RESOURCES - 0.6%
MK Gold Company*.........................  188,000       282,000
                                                     -----------
RETAIL - 9.8%
Amway Japan Limited......................   14,500       241,063
Claire's Stores, Inc. ...................   50,000       650,000
InterTAN Inc.*...........................   61,800       301,275
Royal Co. Ltd. ..........................   35,000       648,316
Sotheby's Holdings, Inc. Cl. A...........   24,000       447,000
Stanhome Inc. ...........................   30,200       800,300
Suzy Shier Ltd. .........................  127,800       741,288
The Talbots, Inc. .......................   17,500       500,938
                                                     -----------
                                                       4,330,180
                                                     -----------
TECHNOLOGY - 5.2%
CEM Corporation*.........................   51,400       411,200
Marshall Industries*.....................   19,300       591,062
National Computer Systems, Inc. .........   23,000       586,500
Scitex Corporation Limited...............   75,800       720,100
                                                     -----------
                                                       2,308,862
                                                     -----------
Total Common Stocks
  (Cost $ 29,444,370)....................             30,647,899
                                                     -----------

ROYCE GLOBAL TRUST, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                        Value
U.S. TREASURY OBLIGATION - 13.6%
U.S. Treasury Notes, principal amount $6,000,000,
  6.00% due 11/30/97 (Cost $5,952,831)............   $ 6,014,819
                                                     -----------
TOTAL INVESTMENTS - 83.0% (COST $35,397,201)......
                                                      36,662,718

CASH AND OTHER ASSETS LESS LIABILITIES - 17.0%....
                                                       7,491,580
                                                     -----------
NET ASSETS - 100.0%...............................   $44,154,298
                                                     -----------
                                                     -----------

------------------------

* Non-income producing.

`D' American Depository Receipt.

INCOME TAX INFORMATION - The cost of total investments for federal income tax purposes was $35,397,201. At December 31, 1996, net unrealized appreciation for all securities amounted to $1,265,517, consisting of aggregate gross unrealized appreciation of $1,680,575 and aggregate gross unrealized depreciation of $415,058.

    The accompanying notes are an integral part of the financial statements.

ROYCE GLOBAL TRUST, INC.
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value (identified cost $35,397,201)....................................................   $36,662,718
Cash.................................................................................................................    10,512,473
Receivable for investments sold......................................................................................        59,650
Receivable for dividends and interest................................................................................       150,807
                                                                                                                        -----------
     Total Assets....................................................................................................    47,385,648
                                                                                                                        -----------
LIABILITIES:
Payable for investments purchased....................................................................................     3,179,107
Accrued expenses.....................................................................................................        52,243
                                                                                                                        -----------
     Total Liabilities...............................................................................................     3,231,350
                                                                                                                        -----------
     Net Assets......................................................................................................   $44,154,298
                                                                                                                        -----------
                                                                                                                        -----------
ANALYSIS OF NET ASSETS:
Undistributed net investment income..................................................................................   $   833,775
Accumulated net realized gain on investments.........................................................................     2,062,530
Net unrealized appreciation on investments and foreign currency......................................................     1,264,431
Capital Stock........................................................................................................        79,984
Additional paid-in capital...........................................................................................    39,913,578
                                                                                                                        -----------
     Net Assets......................................................................................................   $44,154,298
                                                                                                                        -----------
                                                                                                                        -----------
PRICING OF SHARES:
Net asset value per share ($44,154,298[div]7,998,419 shares outstanding).............................................         $5.52
                                                                                                                              -----
                                                                                                                              -----

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                          Years ended December 31,
                                                                                                       ----------------------------
                                                                                                           1996            1995
                                                                                                       ------------    ------------
INVESTMENT OPERATIONS:
     Net investment income..........................................................................   $    760,943    $  1,157,628
     Net realized gain (loss) on investments and foreign currency...................................      3,733,788        (687,847)
     Net change in unrealized appreciation on investments and foreign currency......................     (1,218,086)      3,707,341
                                                                                                        ------------    ------------
     Net increase in net assets from investment operations..........................................      3,276,645       4,177,122
                                                                                                        ------------    ------------
DIVIDENDS AND DISTRIBUTIONS:
     Net investment income..........................................................................        --           (1,334,993)
     Net realized gain on investments and foreign currency..........................................        --              (60,617)
                                                                                                        ------------    ------------
     Total dividends and distributions..............................................................        --           (1,395,610)
                                                                                                        ------------    ------------
CAPITAL STOCK TRANSACTIONS:
     Common Stock repurchased.......................................................................       (507,185)     (2,502,956)
                                                                                                        ------------    ------------
NET INCREASE IN NET ASSETS..........................................................................      2,769,460         278,556
NET ASSETS:
     Beginning of year..............................................................................     41,384,838      41,106,282
                                                                                                        ------------    ------------
     End of year (including undistributed net investment income of $833,775 in 1996 and $277,458 in
      1995).........................................................................................   $ 44,154,298    $ 41,384,838
                                                                                                        ------------    ------------
                                                                                                        ------------    ------------

  The accompanying notes are an integral part of the financial statements.
                                                                              25

ROYCE GLOBAL TRUST, INC.
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends.......................................................................................................... $   362,714
    Interest...........................................................................................................   1,204,782
                                                                                                                         -----------
        Total Income...................................................................................................   1,567,496
                                                                                                                         -----------
EXPENSES:
    Investment advisory fees...........................................................................................     423,497
    Custodian and transfer agent fees..................................................................................      99,627
    Professional fees..................................................................................................     131,792
    Directors' fees....................................................................................................      51,952
    Other expenses.....................................................................................................     173,457
                                                                                                                         -----------
        Total Expenses.................................................................................................     880,325
        Fees Waived by Investment Advisor..............................................................................     (73,772)
                                                                                                                         -----------
        Net Expenses...................................................................................................     806,553
                                                                                                                         -----------
        Net Investment Income..........................................................................................     760,943
                                                                                                                         -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
    Net realized gain on investments and foreign currency..............................................................   3,733,788

    Net change in unrealized appreciation on investments and foreign currency..........................................  (1,218,086)
                                                                                                                         -----------
        Net realized and unrealized gain on investments and foreign currency...........................................   2,515,702
                                                                                                                         -----------
NET INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS.................................................................. $ 3,276,645
                                                                                                                         -----------
                                                                                                                         -----------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     This table is presented to show selected data for a share outstanding throughout each period, and to assist stockholders in evaluating the Fund's performance for the periods presented.

                                                                                                Years ended December 31,
                                                                                        ----------------------------------------
                                                                                         1996       1995       1994       1993
                                                                                        -------    -------    -------    -------

NET ASSET VALUE, BEGINNING OF YEAR...................................................   $  5.09    $  4.70    $  5.24    $  4.99
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income..............................................................      0.06       0.13       0.19       0.04
  Net realized and unrealized gain on investments and foreign currency...............      0.35       0.36      (0.62)      0.46
                                                                                        -------    -------    -------    -------
    Total from investment operations.................................................      0.41       0.49      (0.43)      0.50
                                                                                        -------    -------    -------    -------
DIVIDENDS AND DISTRIBUTIONS:
  Net investment income..............................................................        --      (0.16)     (0.11)     (0.03)
  Net realized gain on investments and foreign currency..............................        --      (0.01)        --      (0.22)
  Other sources......................................................................        --         --         --         --
                                                                                        -------    -------    -------    -------
    Total dividends and distributions................................................        --      (0.17)     (0.11)     (0.25)
                                                                                        -------    -------    -------    -------
CAPITAL STOCK TRANSACTIONS...........................................................      0.02       0.07         --         --
                                                                                        -------    -------    -------    -------
NET ASSET VALUE, END OF YEAR.........................................................   $  5.52    $  5.09    $  4.70    $  5.24
                                                                                        -------    -------    -------    -------
                                                                                        -------    -------    -------    -------
MARKET VALUE, END OF YEAR............................................................   $  4.59    $  4.19    $  3.56    $  4.31
                                                                                        -------    -------    -------    -------
                                                                                        -------    -------    -------    -------
TOTAL RETURN:(A)
  Market Value.......................................................................       9.6%      22.3%     (17.4)%      9.3%
RATIOS BASED ON AVERAGE NET ASSETS:
  Total expenses(b)..................................................................      1.91%      2.14%      2.27%      2.43%
  Net investment income..............................................................      1.80%      2.80%      3.81%      0.74%
SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)...............................................   $44,154    $41,385    $41,106    $45,839
Portfolio Turnover Rate..............................................................       159%        76%       483%       445%
Average Commission Rate Paid`D'......................................................   $0.0396         --         --         --


                                                                                        1992
                                                                                       -------
NET ASSET VALUE, BEGINNING OF YEAR...................................................  $  6.01
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income..............................................................     0.04
  Net realized and unrealized gain on investments and foreign currency...............    (0.64)
                                                                                       -------
    Total from investment operations.................................................    (0.60)
                                                                                       -------
DIVIDENDS AND DISTRIBUTIONS:
  Net investment income..............................................................    (0.02)
  Net realized gain on investments and foreign currency..............................    (0.05)
  Other sources......................................................................    (0.35)
                                                                                       -------
    Total dividends and distributions................................................    (0.42)
                                                                                       -------
CAPITAL STOCK TRANSACTIONS...........................................................       --
                                                                                       -------
NET ASSET VALUE, END OF YEAR.........................................................  $  4.99
                                                                                       -------
                                                                                       -------
MARKET VALUE, END OF YEAR............................................................  $  4.06
                                                                                       -------
                                                                                       -------
TOTAL RETURN:(A)
  Market Value.......................................................................     (3.3)%
RATIOS BASED ON AVERAGE NET ASSETS:
  Total expenses(b)..................................................................     2.21%
  Net investment income..............................................................     0.67%
SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)...............................................  $43,615
Portfolio Turnover Rate..............................................................      267%
Average Commission Rate Paid`D'......................................................       --

------------

(a) Market Value Total Return is based on the change in market price per share during the year and assumes reinvestment of distributions at actual prices pursuant to the Fund's dividend reinvestment plan.

(b) Expense ratios are shown after fee waivers by the investment advisor. For the year ended December 31, 1996, the expense ratio before the waiver would have been 2.08%.

`D' For fiscal years beginning after October 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investments.

     The accompanying notes are an integral part of the financial statements.
26

ROYCE GLOBAL TRUST, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     Royce Global Trust, Inc. (the 'Fund'), formerly known as All Seasons Global Fund, Inc., is a closed-end, diversified management investment company registered under the Investment Company Act of 1940. The Fund commenced operations on March 2, 1988.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of investments:

     Securities listed on an exchange or on the Nasdaq National Market System are valued on the basis of the last reported sale prior to the time the valuation is made or, if no sale is reported for such day, at their bid price for exchange-listed securities and at the average of their bid and asked prices for Nasdaq securities. Quotations are taken from the market where the security is primarily traded. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established and supervised by the Fund's Board of Directors. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

Foreign Currency

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gains and losses on investments.

     Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, expiration of currency forward contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities at fiscal year end, resulting in the exchange rate.

Investment transactions and related investment income:

     Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost for book and tax purposes.

Taxes:

     As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes under the caption 'Income Tax Information'.

Dividends and Distributions:

     Dividend and capital gains distributions if any, are recorded on the ex-dividend date and paid annually in December. These distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid-in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end will be distributed in the following year.

ROYCE GLOBAL TRUST, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

NOTE 2. INVESTMENT ADVISORY AGREEMENT:

     The current Investment Advisory Agreement between Quest Advisory Corp. ('Quest') and the Fund provides for fees equal to 1% per annum of the average net assets of the Fund. For the period from November 1, 1996 through December 31, 1996, Quest waived the total advisory fee of $73,772. Prior to November 1, 1996, the Fund was party to a management agreement with Veitia and Associates, Inc. to conduct the management and investment activity of the Fund. That agreement provided for managment fees, computed daily and payable monthly, at an annualized rate of 1.0% of the Fund's average daily net assets up to the first $100 million of assets; 0.85% of 1% of average daily net assets in excess of $100 million but not in excess of $250 million; and 0.70% of 1% of average daily net assets in excess of $250 million. For the period January 1, 1996 through October 31, 1996, the Fund accrued and paid management fees totaling $349,725.

NOTE 3. CAPITAL STOCK:

     For the year ended December 31, 1996, the Fund repurchased 125,038 of common stock at an average market price per share of $4.02 and a weighted average discount from net asset value of 22.5% per share. The cost of the repurchased shares was $507,185.

NOTE 4. PURCHASES AND SALES OF INVESTMENT SECURITIES:

     For the year ended December 31, 1996, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities, amounted to $58,192,278 and $66,015,109, respectively.

ROYCE GLOBAL TRUST, INC.
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND STOCKHOLDERS OF ROYCE GLOBAL TRUST, INC.

     We have audited the accompanying statement of assets and liabilities of Royce Global Trust, Inc., including the schedule of investments, as of December 31, 1996, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1995 and the financial highlights for each of the four years in the period ended December 31, 1995 were audited by other auditors whose report dated January 24, 1996 expressed an unqualified opinion on that statement and financial highlights.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of Royce Global Trust, Inc. at December 31, 1996, the results of its operations changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

                                       ERNST & YOUNG LLP

New York, New York
February 25, 1997

                            STATEMENT OF DIFFERENCES
                            ------------------------

                 The dagger symbol shall be expressed as.........`D'
                 The division symbol shall be expressed as.....[div]